Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents.
Banks	$ 11,080,569	$ 4,215,518
Short-term investments	3,467,859	866,606
Cash	1,478	184
Cash and cash equivalents	$ 14,549,906	$ 5,082,308	$ 7,075,758	$ 6,311,744